Earnings (Loss) Per Common Share Applicable to Common Shareholders of MUFG (Tables)	12 Months Ended
Mar. 31, 2023
Earnings Per Share [Abstract]
Reconciliations of Net Income (Loss) and Weighted Average Number of Common Shares Outstanding Used for Computation of Basic EPS to Adjusted Amounts for Computation of Diluted EPS	Reconciliations of net income (loss) and weighted average number of common shares outstanding used for the computation of basic EPS to the adjusted amounts for the computation of diluted EPS for the fiscal years ended March 31, 2021, 2022 and 2023 are as follows:

	2021	2022	2023
	(in millions)
Income (loss) (Numerator):
Net income (loss) attributable to Mitsubishi UFJ Financial Group	¥1,117,298	¥(83,320)	¥599,908
Effect of dilutive instruments:
Stock acquisition rights and restricted stock units—Morgan Stanley	(4,159)	(5,361)	(3,816)
Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥1,113,139	¥(88,681)	¥596,092

	2021	2022	2023
	(thousands of shares)
Shares (Denominator):
Weighted average common shares outstanding	12,859,737	12,798,060	12,317,723
Effect of dilutive instruments:
Stock acquisition rights and the common shares of MUFG under the Board Incentive Plan(1)	—	—	1,132
Weighted average common shares for diluted computation	12,859,737	12,798,060	12,318,855

	2021	2022	2023
	(in yen)
Earnings (loss) per common share applicable to common shareholders of Mitsubishi UFJ Financial Group:
Basic earnings (loss) per common share:
Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group	¥86.88	¥(6.51)	¥48.70
Diluted earnings (loss) per common share:
Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group(1)	¥86.56	¥(6.93)	¥48.39

Note:
(1)For the fiscal years ended March 31, 2021 and 2022, the performance-based plan under the Board Incentive Plan could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects.